Financial risk management - Interest rate risk (Details) - Interest rate risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Long-term debt	$ 2,140,089	$ 1,692,162
Reasonably possible change in risk variable, percent	1.00%
Reasonably possible change in risk variable, impact on debt	$ 185,200	130,600
Variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Long-term debt	$ 223,283	76,691
Reasonably possible change in risk variable, percent	1.00%
Reasonably possible change in risk variable, impact on pre-tax earnings	$ 2,200	800
Unsecured notes | Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Long-term debt	1,979,125	1,535,662
Other limited recourse debt facilities | Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Long-term debt	160,964	156,500
Other limited recourse debt facilities | Variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Long-term debt	0	1,526
Geismar 3 construction facility | Variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Long-term debt	176,335	0
Egypt limited recourse debt facilities | Variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Long-term debt	$ 46,948	$ 75,165